Commitments and Contingencies (Summary of Contractual Amounts with Regard to Undrawn Commitments) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2023	Mar. 31, 2022
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments		¥ 102,309	¥ 93,625
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	[1]	100,973	92,203
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments		¥ 1,336	¥ 1,422

[1]	Commitments to extend credit include commitments to invest in securities.